Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of option activity
Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Total Shares

Outstanding at December 31, 2017	-	$-		-
Granted	947,917	1.50	10.0	947,917
Outstanding at June 30, 2018	947,917	1.50		947,917